Fair Value Measurements (Details 3) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Class of Warrant or Right [Line Items]
Fair value at Beginning balance	$ 11,611
Change in fair value (gain) / loss	(61)	(16,167)
Fair value as of Ending balance	11,550	11,611
Warrants and Forward Purchase Agreement put option liability acquired as part of Business Combination		27,778
Forward Purchase Agreement Derivative Liabilities [Member]
Class of Warrant or Right [Line Items]
Fair value at Beginning balance	10,244
Change in fair value (gain) / loss	696	(14,765)
Fair value as of Ending balance	10,940	10,244
Warrants and Forward Purchase Agreement put option liability acquired as part of Business Combination		25,009
Public Warrants Liability [Member]
Class of Warrant or Right [Line Items]
Fair value at Beginning balance	747
Change in fair value (gain) / loss	(413)
Fair value as of Ending balance	334	747
Private Placement Liability [Member]
Class of Warrant or Right [Line Items]
Fair value at Beginning balance	620
Change in fair value (gain) / loss	(344)
Fair value as of Ending balance	276	620
Public Warrants [Member]
Class of Warrant or Right [Line Items]
Fair value at Beginning balance	747
Change in fair value (gain) / loss		(766)
Fair value as of Ending balance		747
Warrants and Forward Purchase Agreement put option liability acquired as part of Business Combination		1,513
Private Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Fair value at Beginning balance	$ 620
Change in fair value (gain) / loss		(636)
Fair value as of Ending balance		620
Warrants and Forward Purchase Agreement put option liability acquired as part of Business Combination		$ 1,256